Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred stock, par value	$ 0.000001	$ 0.000001	$ 0.000001
Deferred stock, issued	321,128	316,407	0
Deferred stock, outstanding	321,128	316,407	0
Common Class A
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, issued	392,857	388,135	0
Common stock, outstanding	392,857	388,135	0
Common Class B
Common stock, par value	$ 0.000001	$ 0.000001	$ 0.000001
Common stock, issued	214,255	218,976	0
Common stock, outstanding	214,255	218,976	0
Class R Redeemable Stock
Common stock, par value	$ 1	$ 1	$ 1
Common stock, issued	50	50	0
Common stock, outstanding	50	50	0